Business and Basis of Presentation (Schedule of Deferred Policy Acquisition Costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs	$ 351,874	[1]	$ 308,744	[1]	$ 244,218	$ 224,425	$ 178,813
As Previously Reported
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs	364,494		290,299			224,425
Effect of Change
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs	(12,620)		18,445		21,714
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Other					(1,921)
Term Life
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs	70,213		62,091		51,527
Term Life | As Previously Reported
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs						51,526
Term Life | Effect of Change
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs					0
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Other					1
Variable / Universal Life
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs	$ 281,661		$ 246,653		192,691
Variable / Universal Life | As Previously Reported
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs						$ 172,899
Variable / Universal Life | Effect of Change
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs					21,714
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Other					$ (1,922)

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.